Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 398	$ 630
Short term investments	2,500	2,700
Receivables and other current assets	242	142
TOTAL CURRENT ASSETS	3,140	3,472
NONCURRENT ASSETS
Property, plant and equipment	49	54
Exploration and evaluation assets	50,494	38,342
Reclamation of deposit	14	14
TOTAL NON-CURRENT ASSETS	50,557	38,410
TOTAL ASSETS	53,697	41,882
CURRENT LIABILITIES
Trade payables and accrued liabilities	969	181
TOTAL CURRENT LIABILITIES	969	181
TOTAL LIABILITIES	969	181
EQUITY
Reserve	5,089	2,767
Deficit	(26,550)	(23,972)
TOTAL EQUITY	52,728	41,701
TOTAL LIABILITIES AND EQUITY	53,697	41,882
Preferred
EQUITY
Share capital	591	591
Common
EQUITY
Share capital	$ 73,598	$ 62,315